Summary of Significant Accounting Policies (Details)			3 Months Ended						6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	May 22, 2026 USD ($) $ / shares	Aug. 01, 2025	Dec. 31, 2023 USD ($) shares	Dec. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 5,267,000	$ 2,087,000	$ 5,267,000	$ 5,267,000	$ 2,087,000	$ 6,000		$ 107,000	$ 5,267,000	$ 6,000	$ 2,087,000	$ 107,000
Accumulated deficit	(35,433,000)	(33,415,000)	(35,433,000)	(35,433,000)	(33,415,000)				(35,433,000)		(33,415,000)
Total current liabilities	162,037,000	102,019,000	162,037,000	162,037,000	102,019,000				162,037,000		102,019,000
Total current assets	136,384,000	59,451,000	136,384,000	136,384,000	59,451,000				136,384,000		59,451,000
Working capital deficit	25,653,000	(42,567,085)		25,653,000	(42,567,085)						(42,567,085)
Contingent consideration	16,394,000	34,839,000	16,394,000	16,394,000	34,839,000				16,394,000		34,839,000		$ 14,474,000
Working Capital Deficit net of Contingent Consideration	9,259,000	(7,728,601)		9,259,000	(7,728,601)						(7,728,601)
Total revenues			318,278,000						646,790,000		21,839,868
Net income	(9,886,000)	918,355	7,387,000			(487,000)			(2,018,000)	(1,147,000)	918,355	(3,270,544)
Change in fair value of contingent consideration			(9,886,000)	5,914,000					(3,972,000)		(3,387,266)
Net cash used in operating activities				(1,555,000)			$ (481,000)		(1,555,000)	(481,000)	(1,487,560)
Restricted cash	21,000	21,000	21,000	21,000	21,000				21,000		21,000
Gross accounts receivable	119,508,000,000			119,508,000,000
Gross Accounts Payable Reciprocal Counterparties	98,637,000,000			98,637,000,000
Accounts receivable			9,332,000						9,332,000
Accounts payable			3,679,000						3,679,000
Accounts and Financing Receivable, Allowance for Credit Loss	2,925,000	2,469,251		2,925,000	2,469,251			0			2,469,251	0
Prepaid Expense and Other Assets, Current		5,272,803	3,071,000		5,272,803				3,071,000		5,272,803
Purchase of intangible assets in exchange of issuance of common stock				19,710,000							19,710,000
Capital work-in-progress		439,000	182,000		439,000				182,000		439,000
Intangible assets, net		41,437,559	37,892,000		41,437,559				37,892,000		41,437,559
Contract Assets, Net	932,000	6,474,163		932,000	6,474,163						6,474,163
Contract assets, related party	0	2,634,000		0	2,634,000						2,634,000
Contract liabilities	$ 352,000	$ 335,309	352,000	$ 352,000	335,309				352,000		335,309
Pension plan contributions			2,000		$ 3,711				4,000		3,711
Pension plan contributions						0				0
Foreign currency translation income			$ (8,000)						$ (95,000)		$ 132,551
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in Shares) | shares	3,846,875	3,646,875	3,846,875	3,846,875	3,646,875			6,810,000	3,846,875		3,646,875	6,810,000
Weighted average exercise price per share (in Dollars per share) | $ / shares									$ 0.62
Common stock price per share (in Dollars per share) | $ / shares	$ 2		$ 2.37	$ 2		$ 1			$ 2.37	$ 1			$ 2.09
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares			2,840,519	6,810,000							3,646,875
Controlling interest percentage									60.00%
Non controlling interest percentage									40.00%
Non-controlling interest	$ (222,000)	$ (222,000)	$ (222,000)	$ (222,000)	$ (222,000)				$ (222,000)		$ (222,000)
Loss from Operations net of Contingent Consideration											$ (2,468,911)
Customer Relationships
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		8 years			8 years						8 years			7 years
Developed Technology Rights
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life														5 years
Trade Names
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years			4 years						4 years			3 years
EURO [Member]
Summary of Significant Accounting Policies [Line Items]
Closing rate			1.14068						1.14068
Foreign Currency Average Rate Translation									1.15731
SEK [Member]
Summary of Significant Accounting Policies [Line Items]
Closing rate			0.10283						0.10283
Foreign Currency Average Rate Translation									0.10568
GBP [Member]
Summary of Significant Accounting Policies [Line Items]
Closing rate			1.32297						1.32297
Foreign Currency Average Rate Translation									1.33423
Common Stock
Summary of Significant Accounting Policies [Line Items]
Common stock issued pursuant to assets purchase agreement Share (in Shares) | shares				9,000,000							9,000,000
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			49.00%						49.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			23.00%						22.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			21.00%						21.00%
Customer Concentration Risk [Member] | Combined Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			92.00%						93.00%
One Vendor [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			49.00%						49.00%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			22.00%						23.00%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			16.00%						19.00%
Combined Customers [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent			87.00%
Combined Vendors [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percent									91.00%
All Acquisitions
Summary of Significant Accounting Policies [Line Items]
Prepaid Expense and Other Assets, Current	$ 3,071,000	$ 5,272,803		$ 3,071,000	$ 5,272,803			$ 6,500			$ 5,272,803	$ 6,500
Telvantis
Summary of Significant Accounting Policies [Line Items]
Change in fair value of contingent consideration			$ 4,203,000						$ 1,170,000
Common stock price per share (in Dollars per share) | $ / shares			$ 4.6						$ 4.6
Telvantis | Customer Relationships
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years	8 years		8 years	8 years						8 years
Telvantis | Trade Names
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	4 years		4 years	4 years						4 years
42 Telecom
Summary of Significant Accounting Policies [Line Items]
Total revenues											$ 21,839,868
Net income											1,211,954
Change in fair value of contingent consideration			$ 5,683,000	$ 2,882,000					$ 2,801,000
Capital work-in-progress	$ 182,000	$ 439,264		$ 182,000	$ 439,264						$ 439,264
Common stock price per share (in Dollars per share) | $ / shares			$ 4.6						$ 4.6
42 Telecom | Customer Relationships
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years	7 years		7 years	7 years						7 years
42 Telecom | Developed Technology Rights
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years		5 years	5 years						5 years
42 Telecom | Trade Names
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years		3 years	3 years						3 years
42 Telecom | Internally developed software
Summary of Significant Accounting Policies [Line Items]
Intangible assets, net	$ 325,000	$ 294,157		$ 325,000	$ 294,157						$ 294,157
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		2,087,400			2,087,400			107,475			2,087,400	107,475			$ 240
Accumulated deficit		(33,415,041)			(33,415,041)			(34,333,396)			(33,415,041)	(34,333,396)
Total current liabilities		102,018,696			102,018,696			1,033,161			102,018,696	1,033,161
Total current assets		59,451,611			59,451,611			113,975			59,451,611	113,975
Contingent consideration		34,838,484			34,838,484						34,838,484
Net income											918,355	(3,270,544)
Net cash used in operating activities											(1,487,560)	(1,653,959)
Restricted cash		21,174			21,174						21,174
Purchase of intangible assets in exchange of issuance of common stock											19,710,000
Capital work-in-progress		439,264			439,264						439,264
Intangible assets, net		41,437,559			41,437,559						41,437,559
Contract assets, related party		2,633,806			2,633,806						2,633,806
Contract liabilities		335,309			335,309						335,309
Non-controlling interest		$ (221,886)			$ (221,886)			$ (221,886)			$ (221,886)	$ (221,886)
Minimum
Summary of Significant Accounting Policies [Line Items]
Common stock price per share (in Dollars per share) | $ / shares			2.56						2.56
Minimum | Office Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years		3 years	3 years						3 years
Minimum | Computer Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years		3 years	3 years						3 years
Minimum | Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years	8 years		8 years	8 years						8 years
Maximum
Summary of Significant Accounting Policies [Line Items]
Common stock price per share (in Dollars per share) | $ / shares			$ 4.13						$ 4.13
Maximum | Office Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years		5 years	5 years						5 years
Maximum | Computer Equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years		5 years	5 years						5 years
Maximum | Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years		10 years	10 years						10 years